Other Long-term Liabilities (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other Long-term Liabilities [Abstract]
Decommissioning liabilities on property and equipment	$ 2,900	$ 3,100
Interest expense related to decommissioning liabilities	100	100
Decommissioning liabilities	200	$ 100
Interest payments	$ 13,800